SUPPLEMENT TO THE MAN-GLENWOOD LEXINGTON, LLC JANUARY 20, 2004 PROSPECTUS

     THE FOLLOWING REPLACES THE TABLE ON THE FRONT COVER OF THE PROSPECTUS:


                                                              Proceeds to
                        Price to Public(1)  Sales Load(2)    Registrant(3)
                        -----------------   -------------   ---------------
           Per Unit     $103.18             $3.10           $100.08
        --------------------------------------------------------------------
              Total     $200,000,000        $6,000,000      $194,000,000
        --------------------------------------------------------------------


September 15, 2004